UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
May 31, 2017
unaudited
Bonds, notes & other debt instruments 91.20% U.S. Treasury bonds & notes 29.64% U.S. Treasury 21.22%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$50,000	$49,797
U.S. Treasury 0.75% 2018	5,860	5,827
U.S. Treasury 1.125% 2018[1]	75,000	74,942
U.S. Treasury 1.25% 2018	91,985	92,001
U.S. Treasury 1.25% 2018	84,140	84,161
U.S. Treasury 0.75% 2019	180,000	177,838
U.S. Treasury 0.75% 2019	36,640	36,334
U.S. Treasury 0.875% 2019	99,900	98,916
U.S. Treasury 1.00% 2019	125,000	124,414
U.S. Treasury 1.00% 2019	7,400	7,344
U.S. Treasury 1.125% 2019	189,700	189,313
U.S. Treasury 1.25% 2019	48,730	48,703
U.S. Treasury 1.375% 2020	22,000	22,002
U.S. Treasury 1.50% 2020	35,000	35,068
U.S. Treasury 1.50% 2020	9,751	9,772
U.S. Treasury 1.375% 2021	10,780	10,699
U.S. Treasury 1.75% 2021	25,000	25,054
U.S. Treasury 1.75% 2022	5,000	5,001
U.S. Treasury 1.875% 2022	65,000	65,368
U.S. Treasury 2.125% 2023	25,000	25,268
U.S. Treasury 2.00% 2024	38,000	37,991
		1,225,813
U.S. Treasury inflation-protected securities 8.42%
U.S. Treasury Inflation-Protected Security 0.130% 2020[2]	52,053	52,525
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	117,238	117,928
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,669	25,549
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	52,243	53,672
U.S. Treasury Inflation-Protected Security 0.257% 2025[2]	20,586	20,499
U.S. Treasury Inflation-Protected Security 0.386% 2025[2]	61,919	62,367
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	25,427	24,935
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	30,781	31,477
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	97,897	97,829
		486,781
Total U.S. Treasury bonds & notes		1,712,594
Corporate bonds & notes 21.91% Financials 7.86%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,462
ACE INA Holdings Inc. 2.875% 2022	1,275	1,304
ACE INA Holdings Inc. 3.35% 2026	1,275	1,317
AIG Global Funding 1.65% 2017[3]	10,000	10,014
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.56%) 1.730% 2018[4]	20,000	20,139
Bank of Nova Scotia 1.65% 2019	6,750	6,717
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,535
Short-Term Bond Fund of America — Page 1 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Finance Corp. 1.45% 2018	$10,000	$10,015
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,619
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	10,040
Citigroup Inc. 1.70% 2018	7,000	6,999
Commonwealth Bank of Australia 2.25% 2020[3]	7,500	7,537
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 1.809% 2022[3,4]	5,000	4,998
Goldman Sachs Group, Inc. 2.30% 2019	5,000	5,021
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.516% 2021[4]	10,395	10,606
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.277% 2022[4]	1,855	1,867
HSBC Holdings PLC 2.65% 2022	15,000	14,995
MetLife Global Funding I 2.30% 2019[3]	6,745	6,812
Metropolitan Life Global Funding I, 1.75% 2018[3]	14,560	14,557
Morgan Stanley 2.45% 2019	9,250	9,323
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 2022[4]	15,000	15,152
National Australia Bank Ltd. 1.375% 2019	4,200	4,151
New York Life Global Funding 1.95% 2020[3]	3,645	3,654
New York Life Global Funding 2.00% 2020[3]	20,000	20,071
New York Life Global Funding 1.70% 2021[3]	5,000	4,882
Nordea Bank AB 1.875% 2018[3]	11,425	11,449
PNC Bank 1.50% 2017	2,000	2,001
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,000
Rabobank Nederland 2.50% 2021	6,535	6,602
Rabobank Nederland 2.75% 2022	4,100	4,172
Royal Bank of Canada 2.125% 2020	30,315	30,426
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 1.900% 2022[4]	10,295	10,398
Svenska Handelsbanken AB 1.50% 2019	7,080	7,011
Swedbank AB 2.80% 2022[3]	10,000	10,149
Toronto-Dominion Bank 1.45% 2018	34,155	34,079
Toronto-Dominion Bank 1.625% 2018	23,300	23,336
Toronto-Dominion Bank 1.75% 2018	7,000	7,014
US Bancorp. (3-month USD-LIBOR + 0.40%) 1.556% 2019[4]	20,000	20,095
US Bancorp.1.375% 2017	15,000	15,002
Wells Fargo & Co. 1.65% 2018	9,250	9,260
Wells Fargo & Co. 1.80% 2018	7,415	7,431
Wells Fargo & Co. 1.75% 2019	15,000	14,998
Wells Fargo & Co. 2.15% 2019	5,930	5,960
Westpac Banking Corp. 2.15% 2020	20,000	20,072
		454,242
Energy 3.40%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 1.680% 2018[4]	26,600	26,729
Chevron Corp. 1.561% 2019	15,000	14,976
Chevron Corp. 1.686% 2019	30,315	30,358
Chevron Corp. 1.991% 2020	8,845	8,887
Chevron Corp. 2.498% 2022	1,215	1,231
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.281% 2019[4]	31,820	31,898
Exxon Mobil Corp. 1.708% 2019	10,000	10,035
Royal Dutch Shell PLC 1.375% 2019	11,345	11,258
Royal Dutch Shell PLC 1.75% 2021	6,160	6,076
Schlumberger BV 1.90% 2017[3]	15,000	15,034
Schlumberger BV 3.00% 2020[3]	3,645	3,737
Shell International Finance BV 2.125% 2020	5,000	5,042
Short-Term Bond Fund of America — Page 2 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 2.25% 2019	$18,660	$18,826
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,519
		196,606
Health care 3.04%
AbbVie Inc. 1.80% 2018	5,000	5,008
AbbVie Inc. 2.30% 2021	9,955	9,951
Aetna Inc. (3-month USD-LIBOR + 0.65%) 1.756% 2017[4]	4,170	4,182
AstraZeneca PLC 1.75% 2018	10,000	10,012
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,994
Eli Lilly and Co. 1.25% 2018	7,400	7,396
EMD Finance LLC 1.70% 2018[3]	7,000	7,005
EMD Finance LLC 2.40% 2020[3]	15,775	15,908
Johnson & Johnson 1.125% 2019	20,745	20,653
Johnson & Johnson 2.25% 2022	11,790	11,941
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.541% 2018[4]	26,200	26,304
Novartis Capital Corp. 1.80% 2020	15,000	15,045
Pfizer Inc. 1.20% 2018	15,000	14,979
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.431% 2018[4]	10,000	10,027
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,001
UnitedHealth Group Inc. 1.70% 2019	10,000	10,008
		175,414
Information technology 2.59%
Apple Inc. 1.10% 2019	15,000	14,873
Apple Inc. 1.55% 2019	25,300	25,350
Apple Inc. 1.90% 2020	10,300	10,362
Apple Inc. 2.50% 2022	7,355	7,465
Cisco Systems, Inc. 1.40% 2019	21,530	21,420
International Business Machines Corp. 1.125% 2018	10,000	9,987
Microsoft Corp. 1.30% 2018	15,000	14,989
Microsoft Corp. 1.10% 2019	11,355	11,258
Microsoft Corp. 1.85% 2020	25,330	25,461
Microsoft Corp. 2.875% 2024	3,435	3,500
Oracle Corp. 2.50% 2022	5,000	5,066
		149,731
Consumer discretionary 1.94%
Amazon.com, Inc. 2.60% 2019	5,000	5,104
Starbucks Corp. 2.10% 2021	7,640	7,715
Starbucks Corp. 2.70% 2022	2,140	2,199
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,017
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,051
Toyota Motor Credit Corp. 1.70% 2019	20,560	20,601
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,202
Walt Disney Co. 1.65% 2019	6,355	6,367
		112,256
Consumer staples 1.56%
Anheuser-Busch InBev NV 2.65% 2021	11,675	11,872
Coca-Cola Co. 1.375% 2019	35,000	34,911
Philip Morris International Inc. 1.375% 2019	6,000	5,960
Philip Morris International Inc. 1.625% 2019	18,000	17,966
Short-Term Bond Fund of America — Page 3 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.00% 2020	$10,615	$10,656
Procter & Gamble Co. 1.70% 2021	8,820	8,771
		90,136
Utilities 0.56%
Consolidated Edison, Inc. 2.00% 2020	11,225	11,243
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.20%) 1.372% 2017[4]	8,540	8,541
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,495
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,700
Xcel Energy Inc. 2.60% 2022	3,645	3,684
		32,663
Real estate 0.42%
Scentre Group 2.375% 2019[3]	1,380	1,383
Scentre Group 2.375% 2021[3]	2,970	2,953
WEA Finance LLC 1.75% 2017[3]	14,420	14,425
WEA Finance LLC 3.25% 2020[3]	5,185	5,297
		24,058
Industrials 0.34%
3M Co. 1.625% 2021	7,000	6,944
Boeing Company 1.65% 2020	5,635	5,598
Siemens AG 1.45% 2018[3]	7,000	6,995
		19,537
Telecommunication services 0.20%
Verizon Communications Inc. 2.946% 2022[3]	11,205	11,375
Total corporate bonds & notes		1,266,018
Asset-backed obligations 17.16%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,416
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,5]	2,500	2,506
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	4,525	4,585
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	10,480	10,459
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[5]	2,203	2,203
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	2,221	2,220
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	430	430
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[5]	905	904
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[5]	4,160	4,161
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[5]	3,935	3,938
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,117
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 2025[3,4,5]	8,105	8,105
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,5]	225	225
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,5]	659	661
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[3,5]	8,130	8,133
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.422% 2023[3,4,5]	3,079	3,086
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[3,4,5]	15,100	15,100
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	25,092
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[5]	3,540	3,573
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	2,078	2,078
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	14,315	14,337
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 2020[5]	609	610
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,002
Short-Term Bond Fund of America — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[5]	$9,000	$9,018
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 2020[3,4,5,6,7]	6,386	4,236
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, (3-month USD-LIBOR + 1.90%) 3.058% 2021[3,4,5,6,7]	803	523
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	681	681
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	1,415	1,414
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 2019[5]	1,298	1,298
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[5]	11,374	11,369
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[5]	3,000	2,998
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[5]	34,310	34,248
Chase Issuance Trust, Series 2015-A1, Class A, (1-month USD-LIBOR + 0.32%) 1.309% 2020[4,5]	10,000	10,019
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 2020[5]	1,600	1,600
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	8,000	8,013
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,5]	9,072	9,069
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[3,5]	1,398	1,402
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 2.322% 2024[3,4,5]	20,000	20,001
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 2024[3,4,5]	1,877	1,881
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,5]	1,185	1,186
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 2020[5]	400	401
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	25,350	25,444
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,5]	850	845
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,5]	5,200	5,172
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[3,5]	5,880	5,812
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	539	540
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,5]	3,745	3,756
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[3,5]	5,347	5,361
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[3,5]	9,128	9,123
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[3,5]	20,889	20,903
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	1,000	1,014
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[3,5]	8,000	8,056
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	1,000	1,009
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.339% 2020[4,5]	18,420	18,458
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,5]	754	756
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 2018[3,5]	6,176	6,176
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 2018[3,5]	9,200	9,212
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[3,5]	8,335	8,333
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 2019[3,5]	4,230	4,229
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.67% 2019[3,5]	3,559	3,559
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 2019[3,5]	6,000	6,003
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 2019[3,5]	447	448
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[3,5]	11,590	11,605
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 2020[3,5]	3,800	3,813
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[3,5]	414	416
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[3,5]	2,045	2,056
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,5]	2,770	2,788
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	8,564	8,611
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	5,000	5,088
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,5]	5,780	5,856
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,5]	1,693	1,693
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[3,5]	6,811	6,815
Drivetime Auto Owner Trust, Series 2016-1A, Class A, 2.00% 2019[3,5]	145	145
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[3,5]	11,930	11,923
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[3,5]	7,870	7,875
Short-Term Bond Fund of America — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[3,5]	$4,100	$4,100
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,5]	6,835	6,900
Drivetime Auto Owner Trust, Series 2014-1A, Class D, 3.98% 2021[3,5]	2,164	2,181
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[3,5]	2,500	2,511
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,5]	5,000	5,034
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,5]	2,940	2,975
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.472% 2023[3,4,5]	1,313	1,316
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-Libor + .98%) 2.138% 2025[3,4,5]	7,960	7,960
Enterprise Fleet Financing LLC, Series 2017-1, Class A1, 1.05% 2018[3,5]	5,844	5,841
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	3,635	3,632
Enterprise Fleet Financing LLC, Series 2014-2, Class A3, 1.64% 2020[3,5]	725	725
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,5]	3,686	3,684
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,5]	7,445	7,473
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[3,5]	3,710	3,715
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[3,5]	375	377
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[3,5]	8,015	8,006
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	1,316	1,315
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 2023[3,4,5]	14,003	14,009
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[3,5]	3,868	3,867
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,5]	12,010	12,145
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,5]	12,600	12,697
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,5]	8,375	8,347
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	17,160	17,431
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[5]	8,200	8,199
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	17,170	17,107
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,5]	707	701
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,5]	1,460	1,449
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,5]	4,970	5,029
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.394% 2028[3,4,5]	2,062	2,062
Hertz Fleet Lease Funding LP, Series 2014-1B, (1-month USD-LIBOR + 0.75%) 1.744% 2028[3,4,5]	2,700	2,697
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,5]	39,895	39,806
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	12,907	12,852
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.216% 2025[3,4,5]	8,000	8,000
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.462% 2023[3,4,5]	727	728
Navient Student Loan Trust, Series 2015-2, Class A1, (1-month USD-LIBOR + 0.28%) 1.304% 2024[4,5]	775	775
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 1.444% 2029[4,5]	3,369	3,375
Neuberger Berman CLO Ltd, Series 2013-15A, Class A1, CLO, (3-month USD-LIBOR + 1.40%) 2.558% 2025[3,4,5]	750	750
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54% 2021[5]	1,000	996
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 2025[3,4,5]	13,823	13,835
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,5]	2,892	2,901
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 2025[3,4,5]	6,680	6,680
Prestige Auto Receivables Trust, Series 2016-1A, Class A2, 1.78% 2019[3,5]	5,126	5,131
Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.53% 2021[3,5]	4,638	4,637
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,759
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	6,153
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 2024[3,4,5]	7,247	7,247
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 2019[5]	822	822
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3, 1.58% 2019[5]	5,024	5,025
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	621	621
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	3,203	3,203
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[5]	4,735	4,733
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[5]	4,915	4,918
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[5]	1,850	1,853
Short-Term Bond Fund of America — Page 6 of 16

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	$1,019	$1,021
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	1,500	1,508
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[5]	2,170	2,174
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,260	22,419
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	7,645	7,688
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	6,305	6,378
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	1,000	1,014
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[5]	2,170	2,177
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	500	507
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, (1-month USD-LIBOR + 0.60%) 1.589% 2022[3,4,5]	40	40
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 1.906% 2023[4,5]	1,352	1,345
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.056% 2023[4,5]	1,500	1,501
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.256% 2023[4,5]	1,500	1,511
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.424% 2025[4,5]	1,397	1,376
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.074% 2035[3,4,5]	3,830	3,864
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,5]	7,697	7,776
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 99) 2.148% 2025[3,4,5]	11,595	11,595
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 2025[3,4,5]	19,350	19,351
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,5]	8,625	8,529
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,5]	7,222	7,164
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,5]	645	642
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,5]	3,068	3,069
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,5]	5,697	5,723
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,5]	7,455	7,767
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,5]	6,500	6,484
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,5]	19,975	19,987
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,5]	26,770	26,982
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[3,5]	11,805	11,818
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,5]	806	807
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,5]	11,250	11,382
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,5]	4,275	4,279
World Financial Network Credit Card Master Note Trust, Series 2013-A, Class A, 1.61% 2021[5]	1,980	1,981
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[5]	2,000	1,996
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.469% 2022[4,5]	4,000	4,009
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[5]	1,000	1,025
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	1,189	1,187
		991,552
Bonds & notes of governments & government agencies outside the U.S. 11.31%
Asian Development Bank 0.75% 2017	4,000	3,997
Bank Nederlandse Gemeenten NV 1.00% 2018[3]	9,000	8,944
Bank of England 1.25% 2018[3]	6,500	6,509
Belgium (Kingdom of) 1.125% 2019[3]	14,600	14,466
Council of Europe Development Bank 1.00% 2019	15,000	14,878
CPPIB Capital Inc. 1.25% 2019[3]	20,000	19,834
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,019
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,734
European Investment Bank 1.25% 2019	3,570	3,538
European Investment Bank 1.625% 2020	22,500	22,442
Short-Term Bond Fund of America — Page 7 of 16

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Investment Bank 1.75% 2020	$10,000	$10,029
European Investment Bank 1.375% 2021	13,333	13,081
European Investment Bank 1.625% 2021	12,000	11,894
European Investment Bank 2.00% 2021	10,000	10,064
European Investment Bank 2.25% 2022	11,265	11,435
European Investment Bank 2.25% 2022	6,000	6,087
European Investment Bank 2.375% 2022	20,000	20,420
Finland (Republic of) 1.00% 2018[3]	5,000	4,988
Inter-American Development Bank 1.00% 2019	15,000	14,863
Inter-American Development Bank 1.625% 2020	14,500	14,511
Inter-American Development Bank 1.25% 2021	20,000	19,531
Inter-American Development Bank 1.875% 2021	10,000	10,038
Inter-American Development Bank 2.125% 2022	10,000	10,120
Inter-American Development Bank 2.00% 2026	15,000	14,561
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,984
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,704
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,919
International Bank for Reconstruction and Development 1.875% 2020	20,000	20,164
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,804
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,804
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,945
International Bank for Reconstruction and Development 0.00% 2030	18,790	12,172
KfW 0.875% 2017	3,000	2,994
KfW 1.00% 2018	14,000	13,930
KfW 1.00% 2018	8,000	7,992
KfW 1.125% 2018	9,000	8,960
KfW 1.125% 2018	6,000	5,989
KfW 1.00% 2019	12,000	11,864
KfW 1.25% 2019	15,000	14,890
KfW 1.50% 2019	10,000	10,022
KfW 1.50% 2020	8,000	7,968
KfW 1.50% 2021	9,000	8,889
KfW 2.125% 2022	16,655	16,798
Landwirtschaftliche Rentenbank 2.00% 2021	14,020	14,031
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	5,025
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,400
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,472
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,000
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,388
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,035
Ontario (Province of) 1.625% 2019	15,000	15,004
Sweden (Kingdom of) 1.00% 2017[3]	5,000	4,996
Sweden (Kingdom of) 1.125% 2018[3]	4,900	4,894
Sweden (Kingdom of) 1.125% 2019[3]	65,000	64,454
Sweden (Kingdom of) 1.625% 2020[3]	8,500	8,515
Sweden (Kingdom of) 1.25% 2021[3]	15,000	14,684
		653,673
Mortgage-backed obligations 7.46% Federal agency mortgage-backed obligations 4.49%
Fannie Mae 4.00% 2019[5]	1,252	1,301
Fannie Mae 4.00% 2019[5]	590	613
Fannie Mae 4.00% 2019[5]	558	580
Fannie Mae 5.00% 2023[5]	385	423
Fannie Mae 5.00% 2023[5]	298	328
Short-Term Bond Fund of America — Page 8 of 16

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2025[5]	$1,055	$1,105
Fannie Mae 4.50% 2025[5]	2,324	2,455
Fannie Mae 3.50% 2026[5]	2,263	2,371
Fannie Mae 3.50% 2035[5]	11,864	12,416
Fannie Mae 3.50% 2035[5]	1,910	1,999
Fannie Mae 3.50% 2036[5]	38,165	39,865
Fannie Mae 6.00% 2038[5]	3,746	4,262
Fannie Mae 6.00% 2038[5]	1,554	1,760
Fannie Mae 6.00% 2038[5]	125	141
Fannie Mae 5.00% 2041[5]	3,931	4,335
Fannie Mae 4.00% 2047[5,8]	10,000	10,559
Fannie Mae 4.00% 2047[5,8]	3,230	3,404
Fannie Mae Pool #555538 3.016% 2033[4,5]	1,048	1,102
Fannie Mae Pool #888521 2.907% 2034[4,5]	1,878	1,977
Fannie Mae Pool #848751 2.90% 2036[4,5]	498	524
Fannie Mae Pool #AC1676 3.085% 2039[4,5]	510	540
Fannie Mae Pool #AC2106 3.09% 2039[4,5]	396	419
Fannie Mae Pool #AC6266 3.426% 2039[4,5]	635	671
Fannie Mae, Series 2007-114, Class A7, (1-month USD-LIBOR + 0.20%) 1.224% 2037[4,5]	7,000	6,976
Freddie Mac 5.50% 2024[5]	3,618	3,762
Freddie Mac 5.50% 2034[5]	468	531
Freddie Mac 3.50% 2035[5]	1,199	1,255
Freddie Mac 5.50% 2036[5]	364	406
Freddie Mac Pool #782818 2.788% 2034[4,5]	1,010	1,066
Freddie Mac Pool #781228 2.955% 2034[4,5]	1,325	1,397
Freddie Mac Pool #1H2524 2.929% 2035[4,5]	2,900	3,057
Freddie Mac Pool #848365 2.875% 2036[4,5]	1,289	1,336
Freddie Mac Pool #1L1292 2.935% 2036[4,5]	1,934	2,049
Freddie Mac Pool #1L1476 3.078% 2036[4,5]	1,055	1,114
Freddie Mac Pool #1B4386 3.099% 2039[4,5]	363	385
Freddie Mac Pool #1B8916 3.259% 2041[4,5]	2,069	2,172
Freddie Mac Pool #760014 2.982% 2045[4,5]	4,493	4,630
Government National Mortgage Assn. 4.50% 2043[5]	1,092	1,169
Government National Mortgage Assn. 4.50% 2043[5]	47	51
Government National Mortgage Assn. 4.50% 2044[5]	866	928
Government National Mortgage Assn. 4.50% 2044[5]	10	11
Government National Mortgage Assn. 4.50% 2045[5]	17,407	18,643
Government National Mortgage Assn. 4.50% 2045[5]	11,204	11,999
Government National Mortgage Assn. 4.50% 2045[5]	2,891	3,096
Government National Mortgage Assn. 4.50% 2045[5]	2,776	2,973
Government National Mortgage Assn. 4.50% 2045[5]	918	983
Government National Mortgage Assn. 4.50% 2045[5]	505	540
Government National Mortgage Assn. 5.46% 2059[5]	558	581
Government National Mortgage Assn. 4.690% 2061[5]	637	657
Government National Mortgage Assn. 4.70% 2061[5]	4,266	4,366
Government National Mortgage Assn. 4.70% 2061[5]	589	603
Government National Mortgage Assn. 4.72% 2061[5]	249	255
Government National Mortgage Assn. 4.795% 2061[5]	261	268
Government National Mortgage Assn. 4.808% 2061[5]	479	490
Government National Mortgage Assn. 4.809% 2061[5]	287	295
Government National Mortgage Assn. 4.822% 2061[5]	1,395	1,424
Government National Mortgage Assn. 5.081% 2061[5]	850	881
Government National Mortgage Assn. 5.091% 2061[5]	1,597	1,662
Government National Mortgage Assn. 4.626% 2063[5]	1,369	1,416
Short-Term Bond Fund of America — Page 9 of 16

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.65% 2063[5]	$1,409	$1,457
Government National Mortgage Assn. 4.666% 2063[5]	652	671
Government National Mortgage Assn. 4.672% 2063[5]	1,349	1,388
Government National Mortgage Assn. 4.986% 2063[5]	532	551
Government National Mortgage Assn. 4.631% 2064[5]	1,357	1,403
Government National Mortgage Assn. 4.633% 2064[5]	1,363	1,408
Government National Mortgage Assn. 4.672% 2064[5]	1,429	1,471
Government National Mortgage Assn. 4.704% 2064[5]	2,805	2,916
Government National Mortgage Assn. 4.704% 2064[5]	1,244	1,288
Government National Mortgage Assn. 4.717% 2064[5]	1,306	1,352
Government National Mortgage Assn. 4.882% 2064[5]	463	478
Government National Mortgage Assn. 6.48% 2064[5]	373	390
Government National Mortgage Assn. 6.64% 2064[5]	1,502	1,568
Government National Mortgage Assn. 4.696% 2065[5]	501	526
Government National Mortgage Assn. Pool #AG8149 1.499% 2064[4,5]	480	485
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.682% 2062[4,5]	34,379	34,798
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 1.73% 2062[4,5]	2,947	2,974
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 1.63% 2064[4,5]	14,559	14,691
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[5]	13,001	13,053
		259,445
Collateralized mortgage-backed (privately originated) 2.20%
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.224% 2024[4,5]	255	256
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.974% 2024[4,5]	149	149
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.524% 2025[4,5]	64	65
Freddie Mac, Series 2014-DN1, Class M1, (1-month USD-LIBOR + 1.00%) 2.024% 2024[4,5]	100	100
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[4,5]	361	362
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[4,5]	126	126
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.124% 2025[4,5]	914	916
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2025[4,5]	2,824	2,839
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[3,4,5]	64	64
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,4,5]	647	653
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.844% 2019[3,4,5,6]	33,505	33,505
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,5,6]	2,561	2,579
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,5,6]	3,379	3,407
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[3,5,6]	11,680	11,675
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[3,5,6]	2,105	2,106
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[3,4,5]	6,280	6,316
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 1.924% 2049[3,4,5]	11,352	11,351
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[3,4,5]	17,220	17,193
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	10,208	10,216
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	23,261	23,473
		127,351
Commercial mortgage-backed securities 0.66%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A4, 5.492% 2051[5]	2,821	2,830
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[4,5]	2,050	2,057
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,5]	3,400	3,449
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.701% 2049[4,5]	2,054	2,053
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886% 2044[4,5]	1,079	1,081
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	1,626	1,634
Short-Term Bond Fund of America — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A1A, 5.746% 2051[4,5]	$13,779	$13,838
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 5.967% 2044[4,5]	1,300	1,301
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,5]	7,127	7,190
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 2049[5]	1,263	1,268
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.894% 2049[4,5]	1,441	1,439
		38,140
Other mortgage-backed securities 0.11%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,080	6,087
Total mortgage-backed obligations		431,023
Federal agency bonds & notes 2.17%
Fannie Mae 1.00% 2019	10,000	9,941
Fannie Mae 1.75% 2019	4,000	4,032
Fannie Mae 1.75% 2019	3,000	3,022
Fannie Mae 1.625% 2020	5,000	5,027
Fannie Mae 2.00% 2022	29,415	29,640
Federal Home Loan Bank 0.875% 2018	42,860	42,715
Federal Home Loan Bank 0.875% 2019	16,500	16,327
Federal Home Loan Bank 1.375% 2019	6,000	6,002
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,694
		125,400
Municipals 1.55% California 0.41%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2017	260	261
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	152
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	235
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	381
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	450
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,262
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	15,067
Florida 0.37%
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,010	1,048
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,187
Illinois 0.41%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,598
Indiana 0.04%
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,096
New Jersey 0.28%
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,892
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,258
Short-Term Bond Fund of America — Page 11 of 16

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Bonds, notes & other debt instruments Municipals (continued) Ohio 0.03%	Principal amount (000)	Value (000)
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	$690	$725
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	820	860
Tennessee 0.01%
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	755	792
		89,264
Total bonds, notes & other debt instruments (cost: $5,261,867,000)		5,269,524
Short-term securities 10.84%
American Honda Finance Corp. 0.95% due 7/5/2017	25,000	24,979
Australia & New Zealand Banking Group, Ltd. 0.97% due 6/26/2017[3]	44,900	44,871
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.90%–1.40% due 6/7/2017–10/31/2017	159,800	159,772
Federal Home Loan Bank 0.88%–0.94% due 7/14/2017–8/18/2017	116,300	116,112
Hydro-Québec 0.88% due 6/1/2017[3]	25,000	25,000
Société Générale 0.87%–0.98% due 6/7/2017–6/27/2017[3]	95,000	94,972
Toronto-Dominion Bank 1.05% due 7/14/2017[3]	75,000	74,909
Total Capital Canada Ltd. 0.85% due 6/8/2017[3]	85,400	85,383
Total short-term securities (cost: $625,981,000)		625,998
Total investment securities 102.04% (cost: $5,887,848,000)		5,895,522
Other assets less liabilities (2.04)%		(117,780)
Net assets 100.00%		$5,777,742
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[9]	Value at 5/31/2017 (000)[10]	Unrealized appreciation (depreciation) at 5/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	190	September 2017	$19,000	$23,996	$72
20 Year U.S. Treasury Bond Futures	Short	40	September 2017	(4,000)	(6,152)	(46)
30 Year Ultra U.S. Treasury Bond Futures	Short	117	September 2017	(11,700)	(19,320)	(121)
10 Year Ultra U.S. Treasury Note Futures	Short	203	September 2017	(20,300)	(27,554)	(136)
2 Year U.S. Treasury Note Futures	Long	3,241	October 2017	648,200	701,626	141
5 Year U.S. Treasury Note Futures	Long	813	October 2017	81,300	96,188	158
						$68
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2017 (000)
U.S. EFFR	1.19125%	11/1/2017	$5,340,000	$—	$—	$—
U.S. EFFR	1.201%	11/1/2017	1,025,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	1,025,000	—	—	—
Short-Term Bond Fund of America — Page 12 of 16

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2017 (000)
U.S. EFFR	1.195%	11/1/2017	$630,000	$—	$—	$—
1.11875%	U.S. EFFR	3/14/2018	800,000	(440)	—	(440)
3-month USD-LIBOR	1.0015%	8/30/2018	333,000	1,625	—	1,625
3-month USD-LIBOR	1.022%	2/2/2019	250,000	1,843	—	1,843
3-month USD-LIBOR	1.209%	3/18/2019	100,000	487	—	487
3-month USD-LIBOR	1.875%	3/20/2019	4,420,000	(1,901)	—	(1,901)
1.329%	U.S. EFFR	3/27/2019	953,000	105	—	105
1.32625%	U.S. EFFR	4/5/2019	738,400	—	—	—
1.348%	U.S. EFFR	5/26/2019	355,000	39	—	39
1.2%	3-month USD-LIBOR	11/1/2019	200,000	(1,744)	—	(1,744)
1.919%	3-month USD-LIBOR	3/14/2020	100,000	828	—	828
3-month USD-LIBOR	1.2285%	5/19/2021	35,000	686	—	686
3-month USD-LIBOR	1.276%	10/11/2021	103,000	2,173	—	2,173
3-month USD-LIBOR	1.968%	5/3/2022	25,000	(172)	—	(172)
2.296%	3-month USD-LIBOR	3/21/2024	38,000	801	—	801
2.589%	3-month USD-LIBOR	2/10/2025	212,000	3,074	—	3,074
3-month USD-LIBOR	2.2365%	9/2/2025	50	(1)	—	(1)
3-month USD-LIBOR	2.0325%	10/22/2025	80,000	218	—	218
3-month USD-LIBOR	1.743%	2/8/2026	75,000	2,069	—	2,069
3-month USD-LIBOR	1.623%	5/19/2026	30,000	1,182	—	1,182
3-month USD-LIBOR	1.3805%	7/5/2026	37,000	2,254	—	2,254
3-month USD-LIBOR	2.214%	4/19/2027	82,500	(513)	—	(513)
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	(556)	—	(556)
3-month USD-LIBOR	2.27%	5/3/2027	8,000	(89)	—	(89)
3-month USD-LIBOR	2.298%	5/3/2027	25,200	(345)	—	(345)
3-month USD-LIBOR	2.1385%	6/2/2027	79,000	—	—	—
3-month USD-LIBOR	2.7595%	2/10/2030	113,000	(2,954)	—	(2,954)
3-month USD-LIBOR	2.752%	3/21/2047	29,000	(2,079)	—	(2,079)
3-month USD-LIBOR	2.601%	4/6/2047	17,500	(669)	—	(669)
3-month USD-LIBOR	2.609%	4/6/2047	17,500	(700)	—	(700)
					$—	$5,221
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $32,431,000, which represented .56% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,464,360,000, which represented 25.34% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $58,031,000, which represented 1.00% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Short-Term Bond Fund of America — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,635,241,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $7,730,925,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
Short-Term Bond Fund of America — Page 14 of 16

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,712,594	$—	$1,712,594
Corporate bonds & notes	—	1,266,018	—	1,266,018
Asset-backed obligations	—	986,793	4,759	991,552
Bonds & notes of governments & government agencies outside the U.S.	—	653,673	—	653,673
Mortgage-backed obligations	—	431,023	—	431,023
Federal agency bonds & notes	—	125,400	—	125,400
Municipals	—	89,264	—	89,264
Short-term securities	—	625,998	—	625,998
Total	$—	$5,890,763	$4,759	$5,895,522

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$371	$—	$—	$371
Unrealized appreciation on interest rate swaps	—	17,384	—	17,384
Liabilities:
Unrealized depreciation on futures contracts	(303)	—	—	(303)
Unrealized depreciation on interest rate swaps	—	(12,163)	—	(12,163)
Total	$68	$5,221	$—	$5,289
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,276
Gross unrealized depreciation on investment securities	(15,896)
Net unrealized appreciation on investment securities	5,380
Cost of investment securities	5,890,142

Short-Term Bond Fund of America — Page 15 of 16

unaudited
Key to abbreviations and symbol
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0717O-S60721	Short-Term Bond Fund of America — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 28, 2017